UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06292

UBS Investment Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

Item 1. Reports to Stockholders.

UBS U.S. Allocation Fund
Semiannual Report
February 29, 2008

UBS U.S. Allocation Fund

April 15, 2008

Dear shareholder,
We present you with the semiannual report for UBS U.S. Allocation Fund (the “Fund”) for the six months ended February 29, 2008.

Performance
Over the six months ended February 29, 2008, the Fund’s Class A shares declined 8.11% before deducting the maximum sales charge (after deducting the maximum sales charge, the decline was 13.16%). During the same period, the S&P 500 Index declined 8.79% and the UBS U.S. Allocation Fund Index (the “Index”) declined 4.18%. (Returns for all share classes over various time periods and descriptions of the indexes are shown in “Performance at a glance” on page 8; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)	UBS U.S. Allocation Fund

Investment goal:
Total return, consisting of long-term capital appreciation and current income

Portfolio managers:
Portfolio Management
Team, including
Edwin M. Denson, PhD.*
UBS Global Asset
Management (Americas) Inc.

Commencement:
Class A—May 10, 1993
Class B—January 30, 1996
Class C—July 22, 1992
Class Y—May 10, 1993
Dividend payments:
Annually, if any

An interview with Lead Portfolio Manager Edwin M. Denson
Q.	Can you describe the economic environment during the Fund’s reporting period?
A.	While it had been fairly resilient during much of 2007, the US economy weakened during the reporting period. A variety of factors caused the economy to stumble, including the ongoing troubles in the housing market and tepid business spending. The Commerce Department reported that third quarter GDP growth was 4.9%, due in part to strong consumer spending and increased exports. However, estimates for the fourth quarter GDP sank to just 0.6%. For the remainder of the reporting period, the combined effects of the weak housing market, issues related to subprime mortgages, and tighter credit conditions continued to negatively impact the overall economy.

*	A portfolio management change occurred during the reporting period. Effective December 31, 2007, Edwin Denson assumed the duties of Lead Portfolio Manager, replacing Brian Singer.

UBS U.S. Allocation Fund

Q.	How did the Federal Reserve Board (the “Fed”) react in this economic environment?
A.	As the fallout from subprime mortgages escalated and began to impact the rest of the economy, the Fed became more concerned about these issues during the period. As credit concerns mounted, the Fed provided greater amounts of liquidity to the market in an effort to facilitate normal market operations.

In mid-September 2007, the Fed reduced the federal funds rate from 5.25% to 4.75%, the first reduction in the federal funds rate since June 2003. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) The Fed again lowered the fed funds rate in October and December 2007, bringing it to 4.25% by the end of the year.

Since the beginning of 2008, the Fed has cut the fed funds rate three times due to a weakening growth outlook. Following the conclusion of the reporting period, the most recent was a 0.75% reduction on March 18 bringing the rate to 2.25%, the lowest level since December 2004.

Q.	How did the US stock market perform during the reporting period?
A.	The US stock market was extremely volatile during the reporting period. After posting positive returns earlier in the year, US equity prices fell sharply in July 2007, just before the reporting period began. This was largely due to troubles in the housing market. In addition, inflationary pressures led to concerns that the Fed would not cut interest rates in the near future.

US stock prices then began to rise in the remainder of the third quarter of 2007. This rebound was triggered by the Fed’s lowering of interest rates in an attempt to alleviate the credit crunch and avert a recession. Hopes that the market’s rally would continue ended suddenly in November. Lackluster third-quarter corporate profits, surging oil prices and the continued fallout from the subprime mortgage market caused the S&P 500 Index to fall after reaching a peak in October. Equities continued to show weakness for the remainder of the reporting period as worries about the credit markets continued and fears of a recession grew.

Q.	How did the bond market perform during the reporting period?
A.	As was the case with the US stock market, bond prices also fluctuated during the reporting period, given changing expectations regarding

UBS U.S. Allocation Fund

economic growth, inflation and future Fed monetary policies. Sentiment in the bond market quickly shifted from risk tolerance to risk aversion in the third quarter as concerns over the subprime mortgage meltdown spilled into the broader market. Issues related to the bursting of the housing bubble and subprime mortgage meltdown triggered a “flight to quality” in November 2007. During that time, investors flocked to high-quality government Treasury bonds, which they perceived to be safer than lower-quality fixed income securities. As investors flocked to the safety of the Treasury market, yields continued their descent and the yield curve steepened. (The yield curve charts the relationship between yields and maturity dates for a set of similar bonds, at a given point in time.)

While Treasury securities benefited from heightened investor risk aversion, the non-Treasury sectors suffered, all under performing their Treasury counterparts in the fourth quarter of 2007. November was particularly difficult, as investment grade corporate bonds, asset-backed securities and commercial mortgage-backed securities experienced their worst monthly performance since 1988 according to Lehman Brothers data.

Overall, during the six months ended February 29, 2008, two-year Treasury yields fell from 4.13% to 1.65%. Over the same period, 10-year Treasury yields moved from 4.56% to 3.53%.

Q.	How was the Fund allocated at the end of the reporting period?
A.	As of February 29, 2008, the Fund was overweight to equities and high yield debt, and underweight to US bonds in relation to the Fund’s target allocation.

Following the third quarter of 2007, the lack of liquidity in the credit markets—and the spillover into the high yield market—reduced what we viewed as high yield’s overvaluation significantly. At the same time, a flight to quality caused the US Treasury bond market to become slightly overvalued, in our opinion. This provided us with an opportunity to overweight high yield debt, which we funded by reducing the Portfolio’s exposure to investment grade debt.

The selloff in equities that occurred as the credit market tightened also led us to increase our exposure to US equities. To fund this, we further reduced our exposure to US investment grade bonds. Ultimately, however, increasing the Fund’s exposure to equities hindered performance when the selected securities posted weak returns. However, we continue to view equities’ prospects positively, and believe that market volatility has created opportunities to acquire

UBS U.S. Allocation Fund

growth stocks at attractive prices, whereas certain sectors of the US bond market, such as the Treasury sector, continue to be overpriced, in our view.

Q.	Which portions of the Fund performed well during the period, and which areas produced disappointing results?
A.	Over the course of the reporting period, factors impacting the Fund’s results positively included:

	•	The Fund’s overweight to electric utilities was the largest positive contributor to performance. We found the area attractive for several reasons. First, we believe that regulated coal plants, already a low-cost provider, will be able to pass on any possible carbon taxes to consumers. Also, the Federal Energy Regulatory Commission (FERC) is providing attractive incentives for a build-out of the nation’s electric transmission system. We also found gas infrastructure—including pipelines and liquid natural gas terminals—to be attractive.

	•	The Fund’s underweight to specialty retailers drove performance, as well. This strategy was consistent with our belief that the consumer sectors may continue to experience difficulties in the face of a potential recession. Uncertainty regarding interest rates, fuel prices, the housing market and the near-term health of the economy is, in our opinion, weighing heavily on the consumer.

	•	Stock selection in the Fund had some successes. During the period, The Bank of New York Mellon Corp., ExxonMobil Corp., and Costco* were among our better performers.

	•	An underweight to corporate bonds contributed to performance. We maintained an underweight to offerings from insurance and telecom companies.

	•	The Fund underweighted computer hardware companies. In the technology space, we have identified only a handful of companies that we believe have sustainable, dominant positions. We continue to seek companies that we believe are multi-year growth opportunities, and that are effectively revolutionizing their respective markets as they consistently stay ahead of their peers from a consumer experience perspective.

*	This security was sold during the reporting period.

UBS U.S. Allocation Fund

On the other hand, several factors detracted from the Fund’s performance during the reporting period, including:

	•	Our issue selection within the securitized sectors negatively impacted performance. High-quality, non-agency mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities—particularly residential mortgage-backed securities—all contributed to negative performance during the period. We attribute the significant price declines to continued risk aversion, however, and continue to view the prospects for these issues positively.

	•	An underweight to energy reserves had a negative impact on performance over the period. Energy stocks have continued their very strong performance. Oil prices have been volatile, reaching all-time highs, and continue to be well above our normal assumptions. We believe that as oil prices normalize at lower levels, energy stock prices in general will underperform other segments of the US equity market, which is why we maintain an underweight to the sector.

	•	Stock selection detracted from Fund performance. During the period, holdings Symantec Corp., Sysco Corp. and FedEx Corp. underperformed.

	•	Our overweight to banks contributed to the Fund’s underperformance. Though these stocks did not perform as well as we expected, we continue to overweight banks. The investment banking cycle in the US is entering the mature phase. The attractiveness of banks, in our opinion, remains, but comes from more global sources, and we believe these companies should continue to derive attractive growth and returns from these areas. While the subprime crisis has had a negative impact on balance sheet strength, we believe banks are very attractive at current levels.

Q.	How did you manage the Fund’s fixed income exposure during the reporting period?
A.	At the beginning of the reporting period, we extended the Fund’s duration to a neutral position. (Duration measures a portfolio’s sensitivity to interest rate changes.) This reflected our belief that market sentiment and pricing had moved within our fair value estimates. We maintained this position until the end of November, when we moved to a slightly underweight duration, which we maintained for the remainder of the period.

UBS U.S. Allocation Fund

Following flights to quality in November 2007, the non-Treasury sectors performed poorly during the remainder of the reporting period. In particular, the fallout from the subprime meltdown negatively impacted the performance of the Fund’s positions in mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Overall, our security selection in the fixed income portion of the portfolio detracted from performance.

In terms of the Fund’s high yield component, we took a conservative stance, which benefited the Fund at the beginning of the reporting period as high yield prices declined sharply. As discussed, we viewed this selloff as an opportunity, and increased the Fund’s exposure to the high yield bond asset class during the fourth quarter of 2007.

Q.	What is your outlook for the markets and the Fund?
A.	We recognize that the reporting period has been a volatile and disappointing one for the Fund and its shareholders. Despite the increased volatility and uncertainty in the market, however, we continue to identify what we believe are opportunities in equities, and we believe we are well positioned to take advantage of them as they arise. We believe that the Fund’s equity performance in 2008 will be positively influenced by its overweight positioning within the financial sector and its underweights to the energy and materials sectors.

Looking ahead, we believe that the fixed income markets are priced for continuing uncertainty and a challenging economic environment in the US. In our opinion, the US economy still faces significant headwinds, and we expect that market volatility is likely to continue into the second half of 2008. However, we will continue to remain alert to the changing market environment, and plan to continue to seek attractive opportunities.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of

UBS U.S. Allocation Fund

funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President
UBS U.S. Allocation Fund
Head of the Americas
UBS Global Asset Management (Americas) Inc.

Edwin M. Denson, PhD.
Lead Portfolio Manager
UBS U.S. Allocation Fund
Senior Asset Allocation Analyst
UBS Global Asset Management (Americas) Inc.

Special considerations
Investors in the Fund should be able to withstand short-term fluctuations in the equity markets in return for potentially higher returns over the long term. The value of the Fund’s portfolio changes every day and may be affected by changes in interest rates, general market conditions and other political, social and economic developments, as well as specific matters relating to the companies in whose securities the Fund invests. It is important to note that an investment in the Fund is only one component of a balanced investment plan. Shares of the Fund are not deposits or obligations of any bank, government agency, are not guaranteed by the FDIC or any other agency or involve investment risks such as the possible loss of the principal amount invested.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended February 29, 2008. The views and opinions in the letter were current as of April 15, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should carefully read and consider a fund’s investment objectives, risks, charges, expenses and other important information before investing. The prospectus contains this and other information about the fund. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

UBS U.S. Allocation Fund

Performance at a glance (unaudited)

Average annual total returns for periods ended 02/29/08

		6 months	1 year	5 years	10 years

	Class A(1)	– 8.11%	– 5.61%	10.88%	4.00%

Before deducting maximum sales charge	Class B(2)	–8.59	–6.45	9.97	3.52

	Class C(3)	–8.41	–6.27	10.07	3.23

	Class Y(4)	–7.91	–5.27	11.27	4.34

	Class A(1)	–13.16	–10.80	9.64	3.41

After deducting maximum sales charge	Class B(2)	–13.12	–11.08	9.70	3.52

	Class C(3)	–9.31	–7.19	10.07	3.23

S&P 500 Index(5)		–8.79	–3.60	11.64	4.07

UBS U.S. Allocation Fund Index(6)		–4.18	–0.83	11.62	4.06

Lipper Flexible Portfolio Funds median(7)		–2.37	–2.13	11.14	5.42

For most recent quarter-end performance, please refer to the “Average annual total return” table on page 9.
(1)	Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.
(2)	Maximum contingent deferred sales charge for Class B shares is 5% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.
(3)	Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.
(4)	The Fund offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.
If an investor sells or exchanges shares less than 90 days after purchase, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted otherwise in the prospectus.
(5)	The S&P 500 Index is an unmanaged, weighted index comprising 500 widely held common stocks varying in composition and is not available for direct investment.
(6)	An unmanaged index compiled by the advisor, constructed as follows: from July 22, 1992 (the Fund’s inception) until February 29, 2004: 100% S&P 500 Index; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Lehman Brothers US Aggregate Index, 5% Merrill Lynch US High Yield Cash Pay Index; and from June 1, 2005 until present: 65% Russell 3000 Index, 30% Lehman Brothers US Aggregate Index, 5% Merrill Lynch US High Yield Cash Pay Constrained Index.
(7)	Lipper peer group data calculated by Lipper Inc; used with permission. The Lipper median is the return of the fund that places in the middle of a Lipper peer group.
Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for the period of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit http://www.ubs.com.

UBS U.S. Allocation Fund

Performance at a glance (unaudited) (concluded)
Average annual total returns for periods ended 03/31/08

		6 months	1 year	5 years	10 years

	Class A(1)	–10.37%	–6.53%	10.52%	3.42%

Before deducting maximum sales charge	Class B(2)	–11.03	–7.50	9.60	2.94

	Class C(3)	–10.70	–7.20	9.71	2.65

	Class Y(4)	–10.19	–6.15	10.92	3.76

	Class A(1)	–15.30	–11.67	9.28	2.83

After deducting maximum sales charge	Class B(2)	–15.44	–12.08	9.32	2.94

	Class C(3)	–11.57	–8.11	9.71	2.65

(1)	Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.

(2)	Maximum contingent deferred sales charge for Class B shares is 5% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.

(3)	Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.

(4)	The Fund offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

If an investor sells or exchanges shares less than 90 days after purchase, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted otherwise in the prospectus.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for the period of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit http://www.ubs.com.

UBS U.S. Allocation Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including sales charges (loads); and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2007 to February 29, 2008.

Actual expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs (as applicable), such as sales charges (loads). Therefore, the second line in the table for each class of shares is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

UBS U.S. Allocation Fund

Understanding your Fund’s expenses (unaudited) (concluded)

		Beginning	Ending	Expenses paid
		account value	account value	during period(1)
		September 1, 2007	February 29, 2008	09/01/07 to 02/29/08

Class A	Actual	$1,000.00	$918.90	$4.48

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,020.19	4.72

Class B	Actual	1,000.00	914.10	8.38

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,016.11	8.82

Class C	Actual	1,000.00	915.90	7.86

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,016.66	8.27

Class Y	Actual	1,000.00	920.90	2.77

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,021.98	2.92

1	Expenses are equal to the Fund’s annualized net expense ratios: Class A: 0.94%; Class B: 1.76%; Class C: 1.65% and Class Y: 0.58%, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

UBS U.S. Allocation Fund

Portfolio statistics (unaudited)

Characteristics	02/29/08		08/31/07		02/28/07

Net assets (mm)	$621.9		$745.0		$863.8

Number of securities	562		490		491

Portfolio composition(1)	02/29/08		08/31/07		02/28/07

Stocks	65.3%		69.4%		65.6%

Bonds	30.6		27.6		31.8

Swap contracts	(0.2)		0.0 (2)		N/A

Cash equivalents and other assets less liabilities	4.3		3.0		2.6

Total	100.0%		100.0%		100.0%

Top five equity sectors (1)	02/29/08		08/31/07		02/28/07

Health care	12.1%	Financials	14.8%	Financials	16.7%

		Consumer		Consumer
Financials	11.5	discretionary	11.7	discretionary	11.1

		Information
Industrials	10.1	technology	11.3	Health care	9.6

Consumer				Information
discretionary	10.0	Health care	10.3	technology	8.7

Information
technology	8.5	Industrials	8.6	Industrials	7.2

Total	52.2%		56.7%		53.3%

Top ten equity securities (1)	02/29/08		08/31/07		02/28/07

General Electric	1.8%	Citigroup	2.5%	Citigroup	2.6%

Intel Corp.	1.7	Wells Fargo	2.3	Morgan Stanley	2.4

Wyeth	1.6	Intel Corp.	2.0	Microsoft	2.1

Wells Fargo	1.6	Exelon	1.9	Wells Fargo	2.1

Allergan	1.6	Microsoft	1.9	Exelon	1.8

				Mellon Financial
Citigroup	1.5	Morgan Stanley	1.8	Corp.	1.4

				Johnson
Exelon	1.5	General Electric	1.8	Controls, Inc.	1.4

Burlington		Illinois Tool		American
Northern Santa Fe	1.4	Works	1.5	International Group 1.4

Morgan Stanley	1.3	Wyeth	1.4	Allergan	1.4

Johnson & Johnson	1.2	Sprint Nextel Corp.	1.4	Wyeth	1.4

Total	15.2%		18.5%		18.0%

(1)	Weightings represent percentages of net assets as of the dates indicated.
(2)	Weighting represents less than 0.05% of the Fund’s net assets as of the date indicated.

UBS U.S. Allocation Fund

Portfolio statistics (unaudited) (continued)

Long-term fixed income sector allocation(1)	02/29/08	08/31/07	02/28/07

Mortgage& agency debt securities	12.7%	13.7%	12.7%

Corporate bonds	8.5	7.3	7.8

US government obligations	4.8	2.7	7.1

Commercial mortgage-backed securities	3.4	3.0	2.5

Asset-backed securities	1.1	0.9	1.5

Collateralized debt obligation	0.1	—	—

International government obligations	—	0.0 (2)	0.2

Total	30.6%	27.6%	31.8%

(1)	Weightings represent percentages of net assets as of the dates indicated.
(2)	Weighting represents less than 0.05% of the Fund’s net assets as of the date indicated.

UBS U.S. Allocation Fund

Portfolio statistics (unaudited) (concluded)

Top ten fixed income securities(1)	02/29/08		08/31/07		02/28/07

US Treasury		US Treasury		US Treasury
Notes, 4.250%		Bonds, 6.250%		Notes, 3.500%
due 09/30/12	1.3%	due 08/15/23	0.9%	due 05/31/07	1.5%

US Treasury		FHLMC		US Treasury
Notes, 4.625%		Certificates, 5.500%		Notes, 5.125%
due 02/15/17	0.9	due 08/23/17	0.9	due 05/15/16	1.2

US Treasury		FHLMC		US Treasury
Bonds, 6.250%		Certificates, 5.600%		Notes, 4.875%
due 08/15/23	0.9	due 10/17/13	0.8	due 08/13/08	1.0

FNMA		US Treasury		US Treasury Inflation
Certificates, 6.500%		Bonds, 4.750%		Index Notes, 2.000%
due 01/01/36	0.8	due 02/15/37	0.7	due 01/15/16	0.8

US Treasury		FNMA		FNMA
Notes, 3.250%		Certificates, 6.500%		Certificates, 5.500%
due 12/31/09	0.6	due 01/01/36	0.7	due 11/01/17	0.7

US Treasury Inflation		US Treasury		FHLMC
Index Notes, 2.375%		Notes, 5.125%		Certificates, 5.600%
due 04/15/11	0.6	due 05/15/16	0.6	due 10/17/13	0.7

		JP Morgan Chase
FHLMC		Commercial Mortgage		US Treasury
Certificates, 5.500%		Securities, 5.345%		Bonds, 4.500%
due 05/01/37	0.5	due 12/15/44	0.6	due 02/15/36	0.6

FNMA		FNMA		FNMA
Certificates, 5.000%		Certificates, 5.200%		Certificates, 5.500%
due 02/01/19	0.5	due 11/08/10	0.5	due 09/01/17	0.6

		Greenwich Capital		Asset
FHLMC		Commercial Funding		Securitization
Certificates, 5.600%		Corp., 5.962%		Corp., 7.384%
due 10/17/13	0.5	due 03/18/49	0.4	due 08/13/29	0.6

Lehman XS		FNMA		US Treasury Inflation
Trust, 6.000%		Certificates, 5.500%		Index Notes, 2.000%
due 12/25/35	0.5	due 02/01/19	0.4	due 07/15/14	0.5

Total	7.1%		6.5%		8.2%

(1)	Weightings represent percentages of net assetsas of the dates indicated.

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

Common stocks—65.26%

Security description	Shares	Value

Aerospace & defense—0.74%
Boeing Co.	8,800	$728,552

General Dynamics Corp.	8,300	679,355

Hexcel Corp.*	16,100	325,059

LMI Aerospace, Inc.*	15,700	298,771

Precision Castparts Corp.	7,500	827,925

United Technologies Corp.	24,800	1,748,648

		4,608,310

Air freight & couriers—1.37%
ABX Air, Inc.*	33,000	100,980

Dynamex, Inc.(1),*	8,200	189,584

FedEx Corp.(1)	62,500	5,508,125

Ryder System, Inc.	47,700	2,747,997

		8,546,686

Airlines—0.35%
Southwest Airlines Co.	176,900	2,168,794

Auto components—1.63%
BorgWarner, Inc.	109,700	4,729,167

Johnson Controls, Inc.	164,300	5,398,898

		10,128,065

Automobiles—0.22%
Harley-Davidson, Inc.(1)	36,200	1,345,192

Banks—4.13%
Astoria Financial Corp.	5,800	151,786

City National Corp.	23,500	1,204,375

Colonial BancGroup, Inc.	28,400	343,072

Cullen/Frost Bankers, Inc.	5,700	291,384

Fifth Third Bancorp(1)	184,838	4,232,790

SunTrust Banks, Inc.	55,600	3,232,028

The Bank of New York Mellon Corp.	134,200	5,887,354

UCBH Holdings, Inc.	10,400	117,416

United Bankshares, Inc.	4,600	120,842

Virginia Commerce Bancorp, Inc.(1),*	13,300	134,064

Wells Fargo & Co.(1)	336,500	9,835,895

Security description	Shares	Value

Banks—(concluded)
WSFS Financial Corp.	2,700	$127,845

		25,678,851

Beverages—0.47%
Constellation Brands, Inc., Class A*	125,800	2,416,618

PepsiCo, Inc.	7,600	528,656

		2,945,274

Biotechnology—1.50%
Amgen, Inc.*	23,300	1,060,616

Genentech, Inc.*	19,700	1,492,275

Genzyme Corp.*	95,500	6,772,860

		9,325,751

Building products—0.85%
Masco Corp.	263,400	4,922,946

Watsco, Inc.(1)	10,000	380,000

		5,302,946

Chemicals—0.61%
Cytec Industries, Inc.	9,400	538,432

Monsanto Co.	6,400	740,352

Praxair, Inc.	25,400	2,039,112

Spartech Corp.(1)	34,900	494,533

		3,812,429

Commercial services & supplies—0.78%
Angelica Corp.	5,800	95,990

Coinstar, Inc.(1),*	16,200	472,392

Dice Holdings, Inc.*	1,800	13,086

Dollar Financial Corp.*	18,300	411,201

Factset Research Systems, Inc.(1)	4,100	215,824

ITT Educational Services, Inc.*	16,300	900,086

LECG Corp.*	12,400	117,800

MasterCard, Inc., Class A(1)	13,700	2,603,000

		4,829,379

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

Common stocks—(continued)

Security description	Shares	Value

Communications equipment—1.07%
Cisco Systems, Inc.*	91,200	$2,222,544

F5 Networks, Inc.(1),*	8,200	181,712

Harris Corp.	5,700	278,331

NICE Systems Ltd., ADR(1),*	5,900	190,452

OpNext, Inc.*	11,100	51,282

Powerwave Technologies, Inc.(1),*	34,400	98,384

QUALCOMM, Inc.	45,400	1,923,598

Research In Motion Ltd. (RIM)*	16,400	1,702,320

		6,648,623

Computers & peripherals—1.25%
Apple, Inc.*	15,300	1,912,806

Dell, Inc.(1),*	116,600	2,314,510

EMC Corp.*	30,700	477,078

Lexmark International, Inc., Class A(1),*	35,100	1,159,353

Network Appliance, Inc.*	78,200	1,690,684

Stratasys, Inc.(1),*	10,800	202,608

		7,757,039

Construction & engineering—0.20%
McDermott International, Inc.*	19,000	992,180

Sterling Construction Co., Inc.*	11,745	236,192

		1,228,372

Distributors—0.04%
Beacon Roofing Supply, Inc.(1),*	26,000	222,560

Diversified financials—5.58%
American Express Co.	12,100	511,830

Asset Acceptance Capital Corp.(1)	16,000	156,000

BlackRock, Inc.(1)	1,800	347,850

Citigroup, Inc.(1)	389,886	9,244,197

Security description	Shares	Value

Diversified financials—(concluded)
Discover Financial Services	207,025	$3,124,007

Federal Home Loan Mortgage Corp.	99,500	2,505,410

First Horizon National Corp.(1)	6,900	112,056

Goldman Sachs Group, Inc.	5,100	865,113

JP Morgan Chase & Co.	94,000	3,821,100

Morgan Stanley(1)	195,450	8,232,354

National Financial Partners Corp.(1)	5,600	133,112

OptionsXpress Holdings, Inc.(1)	5,200	120,432

PennantPark Investment Corp.(1)	37,800	351,162

Principal Financial Group, Inc.	69,500	3,838,485

State Street Corp.	8,200	644,110

T. Rowe Price Group, Inc.	13,500	682,155

		34,689,373

Diversified telecommunication services—1.55%
AT&T, Inc.	133,600	4,653,288

NeuStar, Inc., Class A(1),*	14,100	361,806

Sprint Nextel Corp.	651,994	4,635,677

		9,650,771

Electric utilities—2.18%
American Electric Power Co., Inc.	74,100	3,032,172

Exelon Corp.	120,700	9,034,395

Pepco Holdings, Inc.(1)	57,900	1,463,133

		13,529,700

Electrical equipment—0.07%
Airvana, Inc.(1),*	17,700	84,252

General Cable Corp.*	5,800	357,976

		442,228

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

Common stocks—(continued)

Security description	Shares	Value

Electronic equipment & instruments—0.10%
Daktronics, Inc.	14,400	$248,832

Regal-Beloit Corp.	10,000	369,200

		618,032

Energy equipment & services—2.31%
ENSCO International, Inc.	48,700	2,914,208

Halliburton Co.(1)	195,000	7,468,500

Oil States International, Inc.*	9,000	379,440

Schlumberger Ltd.	20,200	1,746,290

TETRA Technologies, Inc.*	27,600	474,168

Weatherford International Ltd.*	20,000	1,378,400

		14,361,006

Food & drug retailing—0.65%
PetMed Express, Inc.(1),*	16,000	183,200

Sysco Corp.	137,800	3,866,668

		4,049,868

Food products—0.08%
Campbell Soup Co.	12,900	416,541

Maui Land & Pineapple Co., Inc.*	2,977	77,878

		494,419

Gas utilities—0.96%
NiSource, Inc.(1)	88,400	1,519,596

Sempra Energy	70,300	3,735,039

Southwestern Energy Co.*	10,900	711,007

		5,965,642

Health care equipment & supplies—2.54%
Advanced Medical Optics, Inc.(1),*	16,700	382,096

Alcon, Inc.	7,300	1,056,529

Align Technology, Inc.(1),*	20,800	256,880

Baxter International, Inc.	23,700	1,398,774

Security description	Shares	Value

Health care equipment & supplies—(concluded)
Becton, Dickinson & Co.	15,100	$1,365,342

CONMED Corp.(1),*	15,100	407,096

Edwards Lifesciences Corp.*	5,200	226,772

ICU Medical, Inc.(1),*	9,678	259,757

Medical Action Industries, Inc.*	8,600	161,852

Medtronic, Inc.	101,800	5,024,848

Mentor Corp.	5,400	160,164

Millipore Corp.*	33,800	2,362,620

Orthofix International NV*	7,700	308,385

Palomar Medical Technologies, Inc.(1),*	8,847	117,754

Syneron Medical Ltd.*	7,400	119,806

The Cooper Cos., Inc.	5,900	201,721

Zimmer Holdings, Inc.*	26,500	1,995,185

		15,805,581

Health care providers & services—1.24%
DaVita, Inc.*	29,200	1,449,196

Express Scripts, Inc.*	13,100	774,210

Laboratory Corp. of America Holdings*	24,700	1,909,557

LifePoint Hospitals, Inc.*	5,200	130,312

PSS World Medical, Inc.(1),*	12,100	211,750

Quest Diagnostics, Inc.	17,600	838,992

UnitedHealth Group, Inc.	51,600	2,398,368

		7,712,385

Hotels, restaurants & leisure—2.20%
Carnival Corp.	121,200	4,769,220

International Game Technology	48,700	2,198,805

Royal Caribbean Cruises Ltd.(1)	58,500	2,048,085

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

Common stocks—(continued)

Security description	Shares	Value

Hotels, restaurants & leisure—(concluded)
Starbucks Corp.*	41,900	$752,943

Starwood Hotels & Resorts Worldwide, Inc.	36,700	1,737,011

Vail Resorts, Inc.(1),*	4,200	190,050

Wynn Resorts Ltd.(1)	20,000	2,014,000

		13,710,114

Household durables—0.67%
Fortune Brands, Inc.	54,500	3,541,410

Interface, Inc., Class A(1)	23,500	393,860

Tempur-Pedic International, Inc.(1)	12,200	212,524

		4,147,794

Household products—0.18%
Prestige Brands Holdings, Inc.(1),*	50,100	386,271

Procter & Gamble Co.	10,900	721,362

		1,107,633

Industrial conglomerates—1.76%
General Electric Co.	329,400	10,916,316

Insurance—1.45%
AFLAC, Inc.	87,200	5,442,152

CastlePoint Holdings Ltd.	28,900	365,007

Hartford Financial Services Group, Inc.	40,000	2,796,000

Tower Group, Inc.(1)	15,200	431,832

		9,034,991

Internet & catalog retail—0.13%
Amazon.com, Inc.*	9,700	625,359

NutriSystem, Inc.(1),*	12,100	173,151

		798,510

Internet software & services—0.72%
Art Technology Group, Inc.*	94,000	317,720

eBay, Inc.*	20,200	532,472

Google, Inc., Class A*	5,100	2,403,018

Security description	Shares	Value

Internet software & services—(concluded)
RightNow Technologies, Inc.(1),*	19,600	$224,028

TheStreet.com, Inc.(1)	29,300	265,458

Tumbleweed Communications Corp.*	64,000	81,920

ValueClick, Inc.(1),*	14,200	274,202

Websense, Inc.(1),*	21,000	408,870

		4,507,688

IT consulting & services—0.17%
Automatic Data Processing, Inc.	16,200	647,190

CACI International, Inc., Class A*	8,900	388,574

		1,035,764

Machinery—2.34%
Chart Industries, Inc.(1),*	14,800	507,788

Illinois Tool Works, Inc.(1)	138,700	6,806,009

Insteel Industries, Inc.(1)	15,300	164,781

Manitowoc Co., Inc.	12,700	517,398

Nordson Corp.	9,600	493,344

PACCAR, Inc.	106,300	4,611,294

Pall Corp.	37,300	1,468,501

		14,569,115

Media—3.42%
Cinemark Holdings, Inc.(1)	22,600	326,344

Comcast Corp., Class A(1),*	307,200	6,002,688

Interpublic Group of Cos., Inc.*	385,000	3,318,700

News Corp., Class A	194,600	3,582,586

Omnicom Group, Inc.	65,500	2,925,885

R.H. Donnelley Corp.*	78,985	560,004

The McGraw-Hill Cos., Inc.	36,600	1,498,038

Viacom Inc., Class B*	77,000	3,060,750

		21,274,995

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

Common stocks—(continued)

Security description	Shares	Value

Metals & mining—1.34%
Brush Engineered Materials, Inc.*	8,300	$230,574

CONSOL Energy, Inc.	10,800	820,584

Freeport-McMoRan Copper & Gold, Inc.	6,700	675,762

Haynes International, Inc.(1),*	3,900	221,559

Peabody Energy Corp.	112,600	6,375,412

		8,323,891

Multi-line retail—0.61%
Target Corp.	71,700	3,772,137

Oil & gas—2.56%
Apache Corp.	5,700	653,847

Chevron Corp.	30,000	2,599,800

EOG Resources, Inc.	56,700	6,746,733

Equitable Resources, Inc.	9,600	591,552

ExxonMobil Corp.	26,200	2,279,662

Marathon Oil Corp.	25,700	1,366,212

Range Resources Corp.	12,500	764,750

XTO Energy, Inc.	15,050	928,736

		15,931,292

Pharmaceuticals—6.84%
Abbott Laboratories	7,600	406,980

Allergan, Inc.	163,100	9,660,413

Cephalon, Inc.(1),*	20,800	1,255,072

Johnson & Johnson	121,064	7,501,126

Medco Health Solutions, Inc.*	101,900	4,515,189

Merck & Co., Inc.	130,800	5,794,440

Schering-Plough Corp.	154,700	3,356,990

Wyeth	230,500	10,054,410

		42,544,620

Real estate—0.33%
American Campus Communities, Inc.(1)	5,400	140,940

Security description	Shares	Value

Real estate—(concluded)
Anworth Mortgage Asset Corp.(1)	34,900	$331,201

Capstead Mortgage Corp.	16,800	289,296

CB Richard Ellis Group, Inc., Class A*	14,600	292,876

Digital Realty Trust, Inc.(1)	4,100	147,190

Entertainment Properties Trust	4,500	210,915

FelCor Lodging Trust, Inc.	10,100	127,462

MFA Mortgage Investments, Inc.	32,300	308,788

Nationwide Health Properties, Inc.(1)	6,600	200,178

		2,048,846

Road & rail—1.60%
Burlington Northern Santa Fe Corp.	100,900	8,857,002

Kansas City Southern*	15,600	558,480

Old Dominion Freight Line, Inc.(1),*	11,800	321,550

Pacer International, Inc.	14,800	227,476

		9,964,508

Semiconductor equipment & products—3.48%
Analog Devices, Inc.	179,100	4,821,372

Intel Corp.(1)	544,300	10,858,785

Linear Technology Corp.(1)	81,600	2,261,136

Microchip Technology, Inc.(1)	6,200	190,836

ON Semiconductor Corp.*	47,800	286,800

SiRF Technology Holdings, Inc.(1),*	10,500	67,935

Xilinx, Inc.(1)	142,400	3,184,064

		21,670,928

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

Common stocks—(concluded)

Security description	Shares	Value

Software—1.79%
Innerworkings, Inc.(1),*	15,400	$212,058

Intuit, Inc.*	87,100	2,313,376

Microsoft Corp.	37,000	1,007,140

Nuance Communications, Inc.*	21,200	348,740

Quest Software, Inc.(1),*	12,900	183,567

Red Hat, Inc.*	53,000	944,990

Secure Computing Corp.(1),*	18,700	151,844

Smith Micro Software, Inc.(1),*	20,600	105,472

Symantec Corp.(1),*	342,173	5,762,193

VASCO Data Security International, Inc.*	9,200	101,752

		11,131,132

Specialty retail—0.78%
Abercrombie & Fitch Co., Class A	8,100	627,993

AnnTaylor Stores Corp.*	6,800	163,336

Casual Male Retail Group, Inc.(1),*	44,500	171,770

Security description	Shares	Value

Specialty retail—(concluded)
Chico’s FAS, Inc.*	106,200	$988,722

Conn’s, Inc.(1),*	10,800	137,700

Hibbett Sports, Inc.(1),*	14,100	222,780

Interline Brands, Inc.(1),*	22,000	390,940

J. Crew Group, Inc.(1),*	28,600	1,145,430

Movado Group, Inc.(1)	11,256	216,791

Regis Corp.	12,600	315,630

Susser Holdings Corp.(1),*	9,400	227,668

United Rentals, Inc.(1),*	12,600	253,260

		4,862,020

Textiles & apparel—0.35%
Coach, Inc.*	60,100	1,822,232

Steven Madden Ltd.*	19,800	333,432

		2,155,664

Wireless telecommunication services—0.07%
American Tower Corp., Class A*	11,700	449,748

Total common stocks (cost—$425,258,231)		405,824,982

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

US government obligations—4.75%

US Treasury Bonds,
4.750%, due 02/15/37	$805,000	$848,394

6.250%, due 08/15/23(1)	4,530,000	5,568,716

8.125%, due 08/15/19	90,000	125,297

US Treasury Inflation Index Notes (TIPS),
1.625%, due 01/15/18	1,655,049	1,738,060

2.375%, due 04/15/11	3,176,100	3,436,886

US Treasury Notes,
3.250%, due 12/31/09(1)	3,610,000	3,714,069

3.625%, due 10/31/09(1)	120,000	123,928

4.250%, due 09/30/12(1)	7,540,000	8,133,187

4.625%, due 02/15/17(1)	5,400,000	5,875,875

Total US government obligations (cost—$28,897,514)		29,564,412

Mortgage & agency debt securities—12.72%

Adjustable Rate Mortgage Trust,
Series 2006-1, Class 5A1,
6.079%, due 03/25/36	2,128,017	1,596,013

Banc of America Funding Corp.,
Series 2006-H, Class B1,
6.096%, due 09/20/46(2)	2,382,903	1,843,672

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 4A1,
5.183%, due 03/25/35	992,212	991,592

Series 2007-3, Class 2A1,
5.640%, due 05/25/47	2,687,064	2,693,956

Bear Stearns Alternative-A Trust,
Series 2006-4, Class 3B2,
6.289%, due 07/25/36(2)	997,705	279,357

Countrywide Alternative Loan Trust,
Series 2005-J2, Class 2A1,
7.500%, due 12/25/34	770,213	801,169

Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-10, Class 10A3,
6.000%, due 11/25/35	1,782,506	1,568,606

Series 2005-11, Class 1A1,
6.500%, due 12/25/35	1,542,644	1,587,478

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Mortgage & agency debt securities—(continued)

Federal Home Loan Mortgage Corporation Certificates,
5.250%, due 10/10/12	$1,765,000	$1,792,896

5.500%, due 04/01/18	24,068	24,701

5.500%, due 03/01/37	1,995,347	2,007,806

5.500%, due 04/01/37	1,441,151	1,450,150

5.500%, due 05/01/37	3,160,691	3,180,427

5.600%, due 10/17/13	3,080,000	3,123,918

5.750%, due 06/27/16	1,750,000	1,914,327

6.000%, due 03/01/32	5,575	5,787

6.500%, due 08/01/28	1,216,711	1,276,917

6.500%, due 02/01/29	20,813	21,878

6.500%, due 04/01/29	16,798	17,634

Federal Home Loan Mortgage Corporation Certificates ARM,
5.188%, due 05/01/37	2,266,305	2,307,402

5.372%, due 03/01/37	2,197,429	2,251,629

Federal National Mortgage Association Certificates,
3.625%, due 02/12/13	665,000	673,013

5.000%, due 10/15/10	1,760,000	1,783,308

5.000%, due 02/01/19	3,094,627	3,142,937

5.250%, due 08/01/12	2,140,000	2,288,724

5.500%, due 07/01/33	1,694,622	1,711,163

5.500%, due 01/01/34	2,185,922	2,207,259

6.000%, due 06/01/33	11,633	12,041

6.070%, due 05/12/16	1,945,000	1,956,032

6.500%, due 03/01/17	50,121	52,573

6.500%, due 01/01/36	4,509,684	4,721,326

7.000%, due 08/01/32	1,032,186	1,100,014

7.500%, due 05/01/31	7,597	8,296

7.500%, due 02/01/33	16,570	17,941

FHLMC REMIC,
Series T-42, Class A5,
7.500%, due 02/25/42	1,881,087	1,966,933

First Horizon Mortgage Pass-Through Trust,
Series 2004-FL1, Class 1A1,
3.405%, due 02/25/35(2)	162,638	149,897

Series 2007-AR2, Class 1A1,
5.855%, due 06/25/37(2)	1,859,898	1,882,355

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Mortgage & agency debt securities—(concluded)

FNMA REMIC,
Series 2004-W1, Class 3A,
6.331%, due 01/25/43(2)	$2,819,967	$2,863,144

Government National Mortgage Association Certificates,
6.500%, due 10/15/24	1,719,602	1,802,242

6.500%, due 10/15/28	12,342	12,989

6.500%, due 04/15/31	760,872	798,546

7.000%, due 04/15/26	7,207	7,751

Government National Mortgage Association Certificates II,
6.000%, due 11/20/28	5,195	5,393

6.000%, due 02/20/29	11,462	11,900

6.000%, due 02/20/34	2,464,775	2,550,553

JP Morgan Alternative Loan Trust,
Series 2006-S1, Class 1A19,
6.500%, due 03/25/36	2,183,260	2,209,901

Lehman XS Trust,
Series 2005-8, Class 2A3,
6.000%, due 12/25/35(3)	3,250,000	2,966,061

MLCC Mortgage Investors, Inc.,
Series 2006-2, Class 4A,
5.795%, due 05/25/36(2)	1,085,024	1,074,548

Residential Asset Securitization Trust,
Series 2006-A2, Class A11,
6.000%, due 05/25/36	3,000,000	2,957,654

Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A,
5.722%, due 11/25/42(2)	901,295	863,489

Series 2007-HY1, Class 1A1,
5.714%, due 02/25/37(2)	1,199,203	1,200,276

Series 2007-HY7, Class 3A1,
5.911%, due 07/25/37(2)	2,485,404	2,489,350

Series 2007-HY7, Class LB1,
5.856%, due 07/25/37(2),(4)	1,173,895	1,000,966

Wells Fargo Mortgage Backed Securities Trust,
Series 2007-11, Class B1,
6.000%, due 08/25/37	2,391,792	1,861,603

Total mortgage & agency debt securities (cost—$81,059,190)		79,087,493

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Commercial mortgage-backed securities—3.40%

American Home Mortgage Investment Trust,
3.325%, due 11/25/35(2)	$279,295	$203,968

Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class B,
5.775%, due 05/10/45(2)	250,000	212,071

Series 2007-3, Class C,
5.659%, due 06/10/49(2)	325,000	262,650

Bear Stearns Commercial Mortgage Securities,
Series 2006-PW14, Class B,
5.333%, due 12/11/38(5)	375,000	265,723

Series 2007-PW16, Class A4,
5.713%, due 06/11/40(2)	800,000	769,233

Series 2007-PW16, Class C,
5.713%, due 06/11/40(2),(5)	200,000	149,688

Series 2007-PW17, Class C,
5.941%, due 06/11/50(2)	375,000	275,851

Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4,
5.431%, due 10/15/49	1,050,000	998,197

Series 2007-C6, Class A4,
5.700%, due 12/10/49(2)	1,600,000	1,536,504

Credit Suisse Mortgage Capital Certificates,
Series 2006-C3, Class B,
5.827%, due 06/15/38(2)	275,000	210,508

Series 2007-C4, Class C,
5.811%, due 09/15/39(2),(5)	225,000	161,207

Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4,
5.911%, due 07/10/38(2)	850,000	843,301

Series 2006-RR1, Class A1,
5.778%, due 03/18/49(2),(5)	3,500,000	2,579,063

GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.372%, due 03/21/46(2),(5)	3,418,121	2,480,325

Series 2006-RR2, Class A1,
5.700%, due 06/23/46(2),(5)	3,125,000	2,254,781

Series 2007-GG10, Class C,
5.799%, due 08/10/45(2)	275,000	200,829

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Commercial mortgage-backed securities—(concluded)

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP8, Class A4,
5.399%, due 05/15/45	$1,350,000	$1,282,444

Series 2006-LDP8, Class B,
5.520%, due 05/15/45(2)	275,000	202,234

Series 2007-LDPX, Class B,
5.582%, due 05/15/49(2),(5)	175,000	123,130

Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B,
5.525%, due 07/12/46(2)	275,000	241,409

Series 2007-8, Class C,
5.957%, due 08/12/49(2)	300,000	239,133

Series 2007-9, Class A4,
5.700%, due 09/12/49	1,300,000	1,237,876

Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class A4,
5.291%, due 01/12/44(2)	1,375,000	1,325,339

Series 2007-C1, Class B,
5.829%, due 06/12/50(2)	325,000	265,078

Morgan Stanley Capital I,
Series 2007-IQ13, Class A4,
5.364%, due 03/15/44	1,500,000	1,401,299

Series 2007-IQ13, Class B,
5.517%, due 03/15/44(2),(5)	375,000	267,611

Series 2007-IQ15, Class B,
5.882%, due 06/11/49(2),(5)	325,000	246,805

Series 2007-IQ16, Class A4,
5.809%, due 12/12/49	915,000	877,118

Total commercial mortgage-backed securities (cost—$24,768,302)		21,113,375

Asset-backed securities—1.10%

Capital One Auto Finance Trust,
Series 2005-D, Class A4,
2.858%, due 10/15/12(2)	400,000	375,652

Citibank Credit Card Issuance Trust,
Series 2002-A8, Class A8,
3.408%, due 11/07/11(2)	400,000	396,476

Series 2003-A9, Class A9,
3.150%, due 11/22/10(2)	400,000	398,206

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Asset-backed securities—(continued)

Countrywide Asset-Backed Certificates,
Series 2004-SD1, Class A1,
3.475%, due 06/25/33(2),(5)	$8,379	$7,636

Daimler Chrysler Auto Trust,
Series 2007-A, Class A2B,
5.095%, due 03/08/11(2)	970,000	968,753

Fieldstone Mortgage Investment Corp.,
Series 2006-S1, Class A,
3.355%, due 01/25/37(2),(5)	551,013	249,113

First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FFB, Class A2,
3.265%, due 12/25/26(2)	240,823	120,412

GSAMP Trust, Series 2006-S5, Class A2,
5.658%, due 12/12/36(3),(6)	300,000	45,000

Home Equity Mortgage Trust,
Series 2006-3, Class A1,
5.046%, due 09/25/36(3)	214,196	117,808

Series 2006-4, Class A1,
5.671%, due 11/25/36(3)	203,668	105,907

Series 2006-4, Class A2,
5.730%, due 11/25/36(3)	2,000,000	440,000

Series 2006-5, Class A1,
5.500%, due 01/25/37(3)	502,023	225,910

Series 2006-6, Class 2A1,
3.235%, due 03/25/37(2)	198,840	79,536

Merrill Lynch First Franklin Mortgage Loan,
Series 2007-A, Class A1,
4.235%, due 09/25/27(2)	205,432	133,531

Merrill Lynch Mortgage Investors Trust,
Series 2006-SL1, Class A,
3.315%, due 09/25/36(2)	139,757	69,878

Morgan Stanley Mortgage Loan Trust,
Series 2006-14SL, Class A1,
3.295%, due 11/25/36(2)	403,606	212,874

Nomura Asset Acceptance Corp.,
Series 2006-S4, Class A1,
3.305%, due 08/25/36(2)	409,017	184,058

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Asset-backed securities—(concluded)

Providian Master Note Trust,
Series 2005-A1A, Class A,
3.181%, due 07/16/12(2),(5)	$2,075,000	$2,070,461

SACO I Trust, Series 2006-5, Class 2A1,
3.285%, due 05/25/36(2)	551,176	213,384

Washington Mutual Master Note Trust,
Series 2007-A5A, Class A5,
3.871%, due 10/15/14(2),(5)	450,000	425,180

Total asset-backed securities (cost—$10,450,897)		6,839,775

Collateralized debt obligation—0.07%

Rutland Rated Investments, CDO,
Series DRYD-1A, Class A6F,
6.957%, due 06/20/13(5),(7) (cost—$645,000)	645,000	464,400

Corporate bonds—8.53%

Aerospace & defense—0.07%
Esterline Technologies Corp.
6.625%, due 03/01/17	155,000	155,775

Hawker Beechcraft Acquisition Co.
8.875%, due 04/01/15	250,000	255,000

		410,775

Agriculture—0.02%
American Rock Salt Co. LLC
9.500%, due 03/15/14	150,000	153,000

Automobile OEM—0.85%
Ford Capital BV
9.500%, due 06/01/10	100,000	94,000

Ford Motor Credit Co.
5.800%, due 01/12/09	3,000,000	2,899,827

7.375%, due 10/28/09	750,000	711,197

General Motors
7.200%, due 01/15/11(1)	300,000	271,500

General Motors Acceptance Corp.
6.875%, due 09/15/11	1,055,000	860,803

7.250%, due 03/02/11	500,000	421,993

		5,259,320

Automotive parts—0.04%
Arvinmeritor
8.125%, due 09/15/15	175,000	144,813

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Automotive parts—(concluded)
Stanadyne Corp.
10.000%, due 08/15/14	$125,000	$113,750

		258,563

Banking-non-US—0.16%
Abbey National PLC
7.950%, due 10/26/29	275,000	306,139

Royal Bank of Scotland Group PLC
7.640%, due 09/29/17(2),(8)	300,000	299,174

9.118%, due 03/31/10(8)	350,000	381,052

		986,365

Banking-US—0.99%
Bank of America Corp.
5.420%, due 03/15/17	1,000,000	986,967

Citigroup, Inc.
5.625%, due 08/27/12	600,000	621,356

6.125%, due 11/21/17	625,000	641,593

6.875%, due 03/05/38	175,000	173,791

JP Morgan Chase & Co.
6.750%, due 02/01/11	1,000,000	1,074,037

Wachovia Corp.
5.300%, due 10/15/11	525,000	544,408

Washington Mutual Bank NV
3.193%, due 08/25/08(2)	75,000	72,770

3.490%, due 05/20/13(2)	300,000	252,028

Washington Mutual, Inc.
5.500%, due 01/15/13	1,035,000	962,193

Washington Mutual Preferred IV
9.750%, due 12/15/17(2),(5),(8)	200,000	172,000

Wells Fargo Bank N.A.
5.950%, due 08/26/36	655,000	644,414

		6,145,557

Broadcast—0.11%
CMP Susquehanna
9.875%, due 05/15/14	125,000	82,656

Nexstar Finance Holdings LLC, Inc.
11.375%, due 04/01/13(3)	325,000	316,063

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Broadcast—(concluded)
Nexstar Finance, Inc.
7.000%, due 01/15/14	$100,000	$90,750

Univision Communications, Inc.
7.850%, due 07/15/11	75,000	69,375

9.750%, due 03/15/15(5)	200,000	138,000

		696,844

Brokerage—0.49%
Bear Stearns Co., Inc.
7.250%, due 02/01/18	530,000	514,195

Goldman Sachs Group, Inc.
6.750%, due 10/01/37	160,000	149,380

Lehman Brothers Holdings
5.500%, due 04/04/16	160,000	155,002

6.500%, due 07/19/17	125,000	123,563

7.000%, due 09/27/27	180,000	181,211

Lehman Brothers Holdings MTN
5.625%, due 01/24/13	540,000	540,484

6.750%, due 12/28/17	435,000	437,001

Merrill Lynch & Co.
5.700%, due 05/02/17	145,000	138,599

Morgan Stanley MTN
5.950%, due 12/28/17	810,000	806,080

		3,045,515

Building materials—0.18%
Ahern Rentals, Inc.
9.250%, due 08/15/13	225,000	176,625

Ainsworth Lumber
7.250%, due 10/01/12	50,000	31,875

CRH America, Inc.
6.000%, due 09/30/16	260,000	250,555

Dayton Superior Corp.
13.000%, due 06/15/09(1)	220,000	192,500

Interface, Inc.
10.375%, due 02/01/10	100,000	104,500

US Concrete, Inc.
8.375%, due 04/01/14	450,000	371,250

		1,127,305

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Business services—0.03%
Da-Lite Screen Co., Inc.
9.500%, due 05/15/11	$125,000	$113,750

Sensata Technologies BV
8.000%, due 05/01/14	50,000	43,750

		157,500

Cable—0.07%
Comcast Corp.
6.300%, due 11/15/17	205,000	210,510

Mediacom Broadband LLC
9.500%, due 01/15/13	150,000	131,250

Quebecor Media
7.750%, due 03/15/16	100,000	91,750

		433,510

Chemicals—0.14%
Hercules, Inc.
6.500%, due 06/30/29	100,000	80,000

ICI Wilmington, Inc.
4.375%, due 12/01/08	450,000	452,606

Ineos Group Holdings PLC
8.500%, due 02/15/16(5)	150,000	112,500

Momentive Performance
9.750%, due 12/01/14	50,000	44,750

10.125%, due 12/01/14	100,000	85,750

Montell Finance Co. BV
8.100%, due 03/15/27(5)	75,000	49,500

Terra Capital, Inc.
7.000%, due 02/01/17	75,000	73,687

		898,793

Commercial services & supplies—0.13%
United Rentals N.A., Inc.
6.500%, due 02/15/12	490,000	443,450

7.750%, due 11/15/13	100,000	81,500

Xerox Capital Trust I
8.000%, due 02/01/27	300,000	304,924

		829,874

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Consumer products—0.12%
Fortune Brands, Inc.
5.375%, due 01/15/16	$600,000	$574,200

Prestige Brands, Inc.
9.250%, due 04/15/12	150,000	148,500

		722,700

Containers & packaging—0.11%
Jefferson Smurfit Corp.
8.250%, due 10/01/12	125,000	116,563

Owens-Illinois, Inc.
7.500%, due 05/15/10	150,000	153,375

Stone Container Finance
7.375%, due 07/15/14	500,000	445,000

		714,938

Diversified manufacturing—0.10%
General Electric Co.
5.250%, due 12/06/17	175,000	175,638

Harland Clarke Holdings
7.815%, due 05/15/15(2)	500,000	323,750

SPX Corp.
7.625%, due 12/15/14(5)	120,000	123,600

		622,988

Electric utilities—0.69%
AES Corp.
8.000%, due 10/15/17	125,000	127,500

Comstock Resources, Inc.
6.875%, due 03/01/12	125,000	116,250

Dominion Resources, Inc.
5.950%, due 06/15/35	280,000	267,593

DTE Energy Co.
6.350%, due 06/01/16	250,000	262,549

Dynegy Holdings, Inc.
8.375%, due 05/01/16	125,000	122,187

Exelon Generation Co. LLC
5.350%, due 01/15/14	395,000	392,429

Florida Power Corp.
6.350%, due 09/15/37	55,000	58,593

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Electric utilities—(concluded)
MidAmerican Energy Holdings
5.950%, due 05/15/37	$210,000	$203,181

Mirant Americas Generation LLC
8.300%, due 05/01/11	300,000	301,875

9.125%, due 05/01/31	175,000	156,625

Mirant N.A. LLC
7.375%, due 12/31/13	100,000	100,375

NRG Energy, Inc.
7.375%, due 02/01/16	150,000	144,562

7.375%, due 01/15/17	125,000	120,312

Pacific Gas & Electric Co.
6.050%, due 03/01/34	270,000	268,562

PSEG Power LLC
6.950%, due 06/01/12	670,000	727,479

Reliant Energy, Inc.
6.750%, due 12/15/14	550,000	559,625

Texas Competitive Electric Holdings LLC
10.250%, due 11/01/15(5)	400,000	390,000

		4,319,697

Electronics—0.08%
NXP BV/NXP Funding LLC
7.875%, due 10/15/14	50,000	45,500

9.500%, due 10/15/15	50,000	41,469

Sanmina-SCI Corp.
7.741%, due 06/15/14(2),(5)	295,000	271,400

8.125%, due 03/01/16	150,000	133,500

		491,869

Energy—0.24%
Anadarko Petroleum Corp.
5.950%, due 09/15/16	100,000	103,648

Canadian Natural Resources
6.750%, due 02/01/39	440,000	445,645

Gulfmark Offshore, Inc.
7.750%, due 07/15/14	100,000	101,750

Helix Energy Solutions
9.500%, due 01/15/16(5)	150,000	150,000

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Energy—(concluded)
Key Energy Services, Inc.
8.375%, due 12/01/14(5)	$70,000	$70,175

Southwestern Energy Co.
7.500%, due 02/01/18(5)	50,000	51,500

Transocean, Inc.
6.800%, due 03/15/38	240,000	250,720

7.500%, due 04/15/31	85,000	93,460

Whiting Petroleum Corp.
7.250%, due 05/01/12	200,000	199,000

		1,465,898

Energy-integrated—0.07%
PPL Energy Supply LLC
6.000%, due 12/15/36	185,000	167,227

Series A
6.400%, due 11/01/11	250,000	262,887

		430,114

Energy-refining & marketing—0.09%
Petroplus Finance Ltd.
7.000%, due 05/01/17(5)	100,000	89,750

Valero Energy Corp.
6.625%, due 06/15/37	295,000	290,649

7.500%, due 04/15/32	140,000	149,443

		529,842

Entertainment—0.10%
Time Warner, Inc.
6.875%, due 05/01/12	570,000	603,213

Finance-noncaptive consumer—0.60%
American General Finance
4.875%, due 07/15/12	360,000	354,518

Countrywide Financial Corp.
3.196%, due 04/30/08(2)	25,000	24,411

3.345%, due 05/05/08(1),(2)	325,000	319,178

Countrywide Home Loan
3.250%, due 05/21/08	1,075,000	1,045,932

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Finance-noncaptive consumer—(concluded)
Residential Capital LLC
5.646%, due 06/09/08(2)	$945,000	$841,050

6.125%, due 11/21/08	765,000	590,963

7.875%, due 06/30/10(3)	980,000	558,600

		3,734,652

Food—0.04%
Ameriqual Group LLC
9.000%, due 04/01/12(5)	200,000	130,000

Dole Foods Co.
8.875%, due 03/15/11	175,000	147,000

		277,000

Food processors/beverage/bottling—0.05%
SABMiller PLC
6.500%, due 07/01/16(5)	300,000	323,317

Gaming—0.24%
Caesars Entertainment
7.875%, due 03/15/10	300,000	280,500

Circus & Eldorado
10.125%, due 03/01/12	100,000	100,625

Great Canadian Gaming Co.
7.250%, due 02/15/15(5)	25,000	23,625

Harrah’s Operating Co., Inc.
5.500%, due 07/01/10	400,000	353,000

Jacobs Entertainment, Inc.
9.750%, due 06/15/14	375,000	311,250

Pokagon Gaming Authority
10.375%, due 06/15/14(5)	93,000	96,720

River Rock Entertainment
9.750%, due 11/01/11	150,000	153,375

San Pasqual Casino
8.000%, due 09/15/13(5)	150,000	138,000

Tropicana Entertainment LLC
9.625%, due 12/15/14	50,000	24,000

		1,481,095

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Health care—0.17%
Bausch & Lomb, Inc.
9.875%, due 11/01/15(5)	$25,000	$25,375

Community Health Systems
8.875%, due 07/15/15	500,000	490,625

HCA, Inc.
9.125%, due 11/15/14	50,000	51,000

9.250%, due 11/15/16	50,000	51,250

Psychiatric Solutions
7.750%, due 07/15/15	100,000	99,000

UnitedHealth Group, Inc.
6.000%, due 02/15/18	165,000	167,330

6.875%, due 02/15/38	145,000	143,623

Universal Hospital Services
8.288%, due 06/01/15(2)	20,000	18,800

8.500%, due 06/01/15	20,000	19,950

		1,066,953

Industrial-other—0.05%
Aramark Services, Inc.
6.739%, due 02/01/15(2)	250,000	218,750

Tube City IMS Corp.
9.750%, due 02/01/15	100,000	88,250

		307,000

Insurance-life—0.06%
Hartford Financial Services Group
6.300%, due 03/15/18	345,000	348,747

Machinery-agriculture & construction—0.04%
Clondalkin Acquisition
6.991%, due 12/15/13(2),(5)	330,000	270,600

Media—0.13%
Affinion Group, Inc.
10.125%, due 10/15/13	100,000	98,000

Baker & Taylor, Inc.
11.500%, due 07/01/13(5)	75,000	69,656

LIN Television Corp.
6.500%, due 05/15/13	525,000	475,125

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Media—(concluded)
Sinclair Broadcast Group
8.000%, due 03/15/12	$132,000	$134,640

		777,421

Metals & mining—0.03%
Century Aluminum Co.
7.500%, due 08/15/14	100,000	95,000

Neenah Corp.
9.500%, due 01/01/17	125,000	90,000

		185,000

Oil & gas—0.23%
Inergy LP/Inergy Finance
8.250%, due 03/01/16	175,000	179,375

Kinder Morgan Energy Partners
5.125%, due 11/15/14	510,000	505,379

5.800%, due 03/15/35	650,000	571,528

7.400%, due 03/15/31	115,000	122,134

NGPL PipeCo LLC
7.119%, due 12/15/17(5)	75,000	78,421

		1,456,837

Paper & forest products—0.35%
Abitibi-Consolidated, Inc.
6.950%, due 04/01/08(1)	260,000	228,800

8.550%, due 08/01/10	150,000	83,812

Boise Cascade LLC
7.125%, due 10/15/14	315,000	296,100

Bowater Canada Finance
7.950%, due 11/15/11	200,000	131,000

Bowater, Inc.
9.000%, due 08/01/09	250,000	194,375

Buckeye Technologies, Inc.
8.000%, due 10/15/10	130,000	129,350

Cellu Tissue Holdings, Inc.
9.750%, due 03/15/10	175,000	161,875

Millar Western Forest
7.750%, due 11/15/13	150,000	108,750

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Paper & forest products—(concluded)
P.H. Glatfelter
7.125%, due 05/01/16	$75,000	$74,438

Verso Paper Holdings LLC
9.125%, due 08/01/14	200,000	188,500

Weyerhaeuser Co.
6.750%, due 03/15/12	565,000	587,072

		2,184,072

Pharmaceuticals—0.41%
Abbott Laboratories
5.600%, due 11/30/17	780,000	822,401

6.150%, due 11/30/37	145,000	150,655

Allergan, Inc.
5.750%, due 04/01/16	770,000	788,420

AstraZeneca PLC
6.450%, due 09/15/37	150,000	161,225

Axcan Intermediate Holdings
9.250%, due 03/01/15(5)	175,000	173,250

Bristol-Myers Squibb
5.875%, due 11/15/36	265,000	255,898

Teva Pharmaceutical Finance LLC
5.550%, due 02/01/16	205,000	208,794

		2,560,643

Publishing—0.15%
Cenveo Corp.
7.875%, due 12/01/13	125,000	106,562

Deluxe Corp.
5.000%, due 12/15/12	300,000	264,000

Quebecor World Capital Corp.
4.875%, due 11/15/08(1),(9)	450,000	199,125

8.750%, due 03/15/16(5),(9)	200,000	97,000

R.H. Donnelley Corp.
8.875%, due 01/15/16	175,000	104,125

Sheridan Acquisition Corp.
10.250%, due 08/15/11	200,000	174,000

		944,812

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Real estate investment trusts—0.10%
Avalonbay Communities
7.500%, due 08/01/09	$325,000	$336,063

ProLogis
5.625%, due 11/15/15	280,000	258,659

Realogy Corp.
12.375%, due 04/15/15	75,000	39,750

		634,472

Retail—0.17%
Brookstone Co., Inc.
12.000%, due 10/15/12	50,000	46,500

CVS Caremark Corp.
5.750%, due 06/01/17(1)	410,000	423,000

GSC Holdings Corp.
8.000%, due 10/01/12	225,000	237,094

Ingles Markets, Inc.
8.875%, due 12/01/11	200,000	202,000

Pantry, Inc.
7.750%, due 02/15/14	175,000	155,750

		1,064,344

Road & rail—0.05%
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	275,000	292,252

Services—0.02%
Carriage Services, Inc.
7.875%, due 01/15/15	150,000	145,500

Special purpose entity—0.04%
AAC Group Holding Corp.
10.250%, due 10/01/12(3)	150,000	124,500

Riddell Bell Holdings, Inc.
8.375%, due 10/01/12	125,000	101,250

		225,750

Technology-hardware—0.03%
Freescale Semiconductor
8.875%, due 12/15/14	175,000	142,625

10.125%, due 12/15/16(1)	50,000	35,500

		178,125

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Technology-software—0.07%
Computer Sciences Corp.
3.500%, due 04/15/08	$350,000	$349,711

Unisys Corp.
8.000%, due 10/15/12	125,000	108,125

		457,836

Telecommunications—0.33%
Bellsouth Corp.
6.550%, due 06/15/34(1)	325,000	326,543

Citizens Communications Co.
9.000%, due 08/15/31	200,000	184,000

Dycom Industries, Inc.
8.125%, due 10/15/15	100,000	94,000

Echostar DBS Corp.
6.625%, due 10/01/14	250,000	240,625

Intelsat Subsidiary Holding Co. Ltd.
8.625%, due 01/15/15	200,000	200,000

Qwest Communications International
7.250%, due 02/15/11	150,000	148,125

Telecom Italia Capital
5.250%, due 11/15/13	850,000	842,029

		2,035,322

Tobacco—0.03%
Reynolds American, Inc.
7.250%, due 06/01/13	150,000	159,590

Transportation services—0.04%
ERAC USA Finance Co.
7.000%, due 10/15/37(5)	205,000	171,067

8.000%, due 01/15/11(5)	100,000	107,976

		279,043

Utilities-other—0.04%
Duke Capital LLC
5.668%, due 08/15/14	250,000	253,811

Wireless telecommunication services—0.18%
AT&T, Inc.
6.500%, due 09/01/37	50,000	50,586

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Face
	amount	Value

Corporate bonds—(concluded)

Wireless telecommunication services—(concluded)
AT&T Wireless Services, Inc.
8.750%, due 03/01/31	$175,000	$218,681

Nextel Communications
7.375%, due 08/01/15	300,000	232,500

Sprint Capital Corp.
6.875%, due 11/15/28	520,000	364,000

Wind Acquisition Finance SA
10.750%, due 12/01/15(5)	100,000	101,250

Windstream Corp.
8.625%, due 08/01/16	125,000	127,187

		1,094,204

Total corporate bonds (cost—$56,134,368)		53,042,578

Short-term US government obligations(10)—0.34%

US Treasury Bills,
2.035%, due 06/19/08(11)	20,000	19,876

2.100%, due 06/19/08	65,000	64,583

2.150%, due 06/19/08(11)	2,050,000	2,036,532

2.164%, due 06/19/08(11)	20,000	19,868

Total short-term US government obligations (cost—$2,140,859)		2,140,859

Repurchase agreement—3.76%

Repurchase agreement dated 02/29/08 with State Street
Bank & Trust Co., 1.260%, due 03/03/08, collateralized by
$13,807,943 Cash Management Bills, zero coupon
due 04/15/08, $198,006 US Treasury Bills, zero coupon
due 08/21/08, $478,769 US Treasury Bonds, 7.125% to
7.250% due 05/15/16 to 02/15/23 and $9,123,001
US Treasury Notes, 4.875% due 08/31/08;
(value—$23,842,564); proceeds: $23,377,454
(cost—$23,375,000)	23,375,000	23,375,000

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

	Number
	of shares	Value

Investments of cash collateral from securities loaned—11.73%

Money market funds(12)—11.73%

AIM Prime Portfolio, 3.186%	4,435	$4,435

BlackRock Liquidity Fund Temp Fund Portfolio Institutional Class, 3.659%	20,845,851	20,845,851

DWS Money Market Series Institutional, 3.607%	10,139,625	10,139,625

UBS Private Money Market Fund LLC,(13) 3.553%	41,935,900	41,935,900

Total money market funds and investments of cash
collateral from securities loaned (cost—$72,925,811)		72,925,811

Total investments (cost—$725,655,172)—111.66%		694,378,685

Liabilities in excess of other assets—(11.66)%		(72,512,666)

Net assets—100.00%		$621,866,019

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at February 29, 2008.
(2)	Floating rate security. The interest rate shown is the current rate as of February 29, 2008.
(3)	Step bond. Coupon rate increases in increments to maturity. Rate disclosed is as of February 29, 2008. Maturity date disclosed is the ultimate maturity date.
(4)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At February 29, 2008, the value of this security amounted to $1,000,966 or 0.16% of net assets.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the value of these securities amounted to $15,169,805 or 2.44% of net assets.
(6)	Security is illiquid. At February 29, 2008, the value of this security amounted to $45,000 or 0.01% of net assets.
(7)	The security detailed in the table below, which represents 0.07% of net assets, is considered illiquid and restricted as of February 29, 2008:

			Acquisition		Value at
Illiquid and			cost as a		02/29/08 as
restricted	Acquisition	Acquisition	percentage	Value at	a percentage
security	date	cost	of net assets	02/29/08	of net assets

Rutland Rated
Investments, CDO,
Series DRYD-1A,
Class A6F,
6.957%
due 06/20/13	04/05/06	$645,000	0.10%	$464,400	0.07%

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

(8)	Perpetual bond security. The maturity date reflects the next call date.
(9)	Bond interest in default.
(10)	Interest rates shown are the discount rates at date of purchase.
(11)	Entire amount delivered to broker as collateral for futures transactions.
(12)	The rate shown reflects the yield at February 29, 2008.
(13)	The table below details the Fund’s transaction activity in an affiliated issuer for the six months ended February 29, 2008;

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate
		six months	six months		for the six
Security	Value at	ended	ended	Value at	months ended
description	08/31/07	02/29/08	02/29/08	02/29/08	02/29/08

UBS Private
Money Market
Fund LLC	$50,680,822	$411,713,411	$420,458,333	$41,935,900	$73,673

ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of February 29, 2008.
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GS	Goldman Sachs
GSAMP	Goldman Sachs Asset Mortgage Passthrough
MLCC	Merrill Lynch Credit Corporation
MTN	Medium Term Note
OEM	Original Equipment Manufacturer
REMIC	Real Estate Mortgage Investment Conduit
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2008 (unaudited)

Futures contracts

Unrealized
Number of		Expiration		Current	appreciation
contracts	Buy contracts	dates	Cost	value	(depreciation)

91	S&P 500 Index
	Futures	March 2008	$29,903,402	$30,287,075	$383,673

	Sale contracts		Proceeds

251	US Treasury Note
	5 Year Futures	June 2008	28,244,947	28,676,750	(431,803)

$(48,130)

Issuer breakdown by country or territory of origin

Percentage of total investments

United States	97.2%

Panama	0.8

Canada	0.4

Netherland Antilles	0.3

Liberia	0.3

Bermuda	0.3

United Kingdom	0.2

Switzerland	0.2

Italy	0.1

Cayman Islands	0.1

Netherlands	0.1

Total	100.0%

See accompanying notes to financial statements

UBS U.S. Allocation Fund

Statement of assets and liabilities—February 29, 2008 (unaudited)

Assets:
Investments in unaffiliated securities, at value (cost—$683,719,272)(1)	$652,442,785

Investment in an affiliated security, at value (cost—$41,935,900)	41,935,900

Total investments in securities, at value (cost—$725,655,172)	694,378,685

Cash	4,307

Receivable for investments sold	9,404,047

Receivable for shares of beneficial interest sold	24,387

Receivable for dividends and interest	2,709,479

Swap contracts, at value(2)	392,930

Due from broker	151,819

Receivable for variation margin	305,636

Receivable for foreign tax reclaims	2,780

Other assets	56,057

Total assets	707,430,127

Liabilities:
Payable for cash collateral from securities loaned	72,925,811

Payable for investments purchased	8,797,871

Swap contracts, at value(2)	1,795,225

Payable for shares of beneficial interest repurchased	1,224,189

Payable to affiliates	471,655

Due to broker	24,380

Accrued expenses and other liabilities	324,977

Total liabilities	85,564,108

Net assets:
Beneficial interest—$0.001 par value per share (unlimited amount authorized)	721,365,122

Accumulated undistributed net investment income	4,908,818

Accumulated net realized loss from investments, futures and swaps	(72,605,065)

Net unrealized depreciation of investments, futures and swaps	(31,802,856)

Net assets	$621,866,019

(1)	Includes $100,237,456 of investments in securities on loan, at value.
(2)	Net upfront payments received totaled $924,056.

See accompanying notes to financial statements

UBS U.S. Allocation Fund

Statement of assets and liabilities—February 29, 2008 (unaudited)

Class A:
Net assets	$387,204,005

Shares outstanding	13,294,727

Net asset value per share	$29.12

Maximum offering price per share (net asset value plus maximum sales charge of 5.50%)	$30.81

Class B:
Net assets	$13,503,684

Shares outstanding	468,284

Net asset value and offering price per share	$28.84

Class C:
Net assets	$169,977,027

Shares outstanding	5,946,243

Net asset value and offering price per share	$28.59

Class Y:
Net assets	$51,181,303

Shares outstanding	1,733,768

Net asset value and offering price per share	$29.52

See accompanying notes to financial statements

UBS U.S. Allocation Fund

Statement of operations

For the six
months ended
February 29, 2008
(unaudited)

Investment income:
Dividends	$4,220,824

Interest (net of foreign withholding taxes of $314)	7,195,791

Securities lending income (includes $73,673 earned from an affiliated entity)	158,769

11,575,384

Expenses:
Investment advisory and administration fees	1,638,543

Service fees—Class A	539,333

Service and distribution fees—Class B	99,543

Service and distribution fees—Class C	963,034

Transfer agency and related services fees—Class A	257,374

Transfer agency and related services fees—Class B	19,758

Transfer agency and related services fees—Class C	82,205

Transfer agency and related services fees—Class Y	4,305

Custody and accounting fees	140,123

Reports and notices to shareholders	133,490

Professional fees	49,301

State registration fees	41,407

Trustees’ fees	9,301

Insurance expense	11,170

Other expenses	19,461

4,008,348
Less: Fee waivers by investment advisor and administrator	(50,837)

Net expenses	3,957,511

Net investment income	7,617,873

Realized and unrealized gains from investment activities
Net realized gains from:
Investments	31,036,963

Futures	353,766

Swaps	192,339

Net change in unrealized appreciation/depreciation of:
Investments	(94,741,305)

Futures	(48,130)

Swaps	(756,884)

Net realized and unrealized loss from investment activities	(63,963,251)

Net decrease in net assets resulting from operations	$(56,345,378)

See accompanying notes to financial statements

UBS U.S. Allocation Fund

Statement of changes in net assets

	For the six
	months ended	For the
	February 29, 2008	year ended
	(unaudited)	August 31, 2007

From operations:
Net investment income	$7,617,873	$16,155,639

Net realized gains from investments, futures and swaps	31,583,068	71,846,649

Net change in unrealized appreciation/depreciation of investments, futures and swaps	(95,546,319)	2,510,121

Net increase (decrease) in net assets resulting from operations	(56,345,378)	90,512,409

Dividends to shareholders from:
Net investment income—Class A	(11,059,350)	(10,456,632)

Net investment income—Class B	(184,439)	(690,100)

Net investment income—Class C	(3,477,930)	(3,289,920)

Net investment income—Class Y	(1,651,935)	(2,980,008)

	(16,373,654)	(17,416,660)

From beneficial interest transactions:
Net proceeds from the sale of shares	7,171,673	16,978,079

Cost of shares repurchased	(72,828,504)	(254,156,118)

Proceeds from dividends reinvested	15,197,009	16,501,783

Net decrease in net assets from beneficial transactions	(50,459,822)	(220,676,256)

Redemption fees	4,497	5,320

Net decrease in net assets	(123,174,357)	(147,575,187)

Net assets:
Beginning of period	745,040,376	892,615,563

End of period	$621,866,019	$745,040,376

Accumulated undistributed net investment income	$4,908,818	$13,664,599

See accompanying notes to financial statements

UBS U.S. Allocation Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class A

	For the six
	months ended
	February 29, 2008
	(unaudited)

Net asset value, beginning of period	$32.53

Net investment income(1)	0.38

Net realized and unrealized gains (losses) from investment activities	(2.96)

Net increase (decrease) from operations	(2.58)

Dividends from net investment income	(0.83)

Net asset value, end of period	$29.12

Total investment return(2)	(8.11)%

Ratios/supplemental data:
Net assets, end of period (000’s)	$387,204

Expenses to average net assets, net of fee waivers by advisor	0.94	%(3)

Expenses to average net assets, before fee waivers by advisor	0.96	%(3)

Net investment income to average net assets	2.37	%(3)

Portfolio turnover	47%

(1)	Calculated using the average shares method.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(3)	Annualized.
(4)	During the year ended August 31, 2003, UBS Global Asset Management (US) Inc. did not waive any advisory and administration fees. UBS Global Asset Management (US) Inc. served as advisor to the Fund until April 1, 2006.

See accompanying notes to financial statements

Class A

For the years ended August 31,

2007	2006	2005	2004	2003

$29.94	$28.60	$25.81	$23.00	$20.80

0.68	0.56	0.51	0.30	0.18

2.60	1.38	2.79	2.72	2.10

3.28	1.94	3.30	3.02	2.28

(0.69)	(0.60)	(0.51)	(0.21)	(0.08)

$32.53	$29.94	$28.60	$25.81	$23.00

11.04%	6.84%	12.85%	13.19%	10.99%

$452,439	$472,213	$525,711	$552,195	$649,582

0.90%	0.91%	0.90%	0.93%	0.98	%(4)

0.92%	0.94%	0.93%	0.95%	0.98	%(4)

2.12%	1.91%	1.87%	1.18%	0.84%

85%	82%	67%	128%	2%

UBS U.S. Allocation Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class B

	For the six
	months ended
	February 29, 2008
	(unaudited)

Net asset value, beginning of period	$31.87

Net investment income(1)	0.22

Net realized and unrealized gains (losses) from investment activities	(2.94)

Net increase (decrease) from operations	(2.72)

Dividends from net investment income	(0.31)

Net asset value, end of period	$28.84

Total investment return(2)	(8.59)%

Ratios/supplemental data:
Net assets, end of period (000’s)	$13,504

Expenses to average net assets, net of fee waivers by advisor	1.76	%(3)

Expenses to average net assets, before fee waivers by advisor	1.78	%(3)

Net investment income to average net assets	1.48	%(3)

Portfolio turnover	47%

(1)	Calculated using the average shares method.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(3)	Annualized.
(4)	During the year ended August 31, 2003, UBS Global Asset Management (US) Inc. did not waive any advisory and administration fees. UBS Global Asset Management (US) Inc. served as advisor to the Fund until April 1, 2006.

See accompanying notes to financial statements

Class B

For the years ended August 31,

2007	2006	2005	2004	2003

$29.24	$27.81	$25.04	$22.29	$20.23

0.39	0.30	0.28	0.09	0.02

2.57	1.36	2.70	2.66	2.04

2.96	1.66	2.98	2.75	2.06

(0.33)	(0.23)	(0.21)	—	—

$31.87	$29.24	$27.81	$25.04	$22.29

10.16%	5.99%	11.95%	12.34%	10.18%

$28,167	$77,296	$148,208	$277,891	$461,273

1.72%	1.71%	1.70%	1.70%	1.74	%(4)

1.74%	1.74%	1.73%	1.72%	1.74	%(4)

1.29%	1.07%	1.08%	0.36%	0.08%

85%	82%	67%	128%	2%

UBS U.S. Allocation Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class C

	For the six
	months ended
	February 29, 2008
	(unaudited)

Net asset value, beginning of period	$31.80

Net investment income(1)	0.26

Net realized and unrealized gains (losses) from investment activities	(2.90)

Net increase (decrease) from operations	(2.64)

Dividends from net investment income	(0.57)

Net asset value, end of period	$28.59

Total investment return(2)	(8.41)%

Ratios/supplemental data:
Net assets, end of period (000’s)	$169,977

Expenses to average net assets, net of fee waivers by advisor	1.65	%(3)

Expenses to average net assets, before fee waivers by advisor	1.67	%(3)

Net investment income to average net assets	1.65	%(3)

Portfolio turnover	47%

(1)	Calculated using the average shares method.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees;results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(3)	Annualized.
(4)	During the year ended August 31, 2003, UBS Global Asset Management (US) Inc. did not waive any advisory and administration fees. UBS Global Asset Management (US) Inc. served as advisor to the Fund until April 1, 2006.

See accompanying notes to financial statements

Class C

For the years ended August 31,

2007	2006	2005	2004	2003

$29.27	$27.95	$25.21	$22.46	$20.38

0.43	0.33	0.30	0.10	0.02

2.55	1.35	2.72	2.67	2.06

2.98	1.68	3.02	2.77	2.08

(0.45)	(0.36)	(0.28)	(0.02)	—

$31.80	$29.27	$27.95	$25.21	$22.46

10.23%	6.02%	12.02%	12.35%	10.21%

$205,104	$226,219	$271,996	$333,765	$458,117

1.65%	1.65%	1.65%	1.67%	1.72	%(4)

1.67%	1.68%	1.68%	1.69%	1.72	%(4)

1.38%	1.16%	1.12%	0.42%	0.10%

85%	82%	67%	128%	2%

UBS U.S. Allocation Fund

Financial highlights

Selected data for a share ofbeneficial interest outstanding throughout each periodis presented below:

	Class Y

	For the six
	months ended
	February 29, 2008
	(unaudited)

Net asset value, beginning of period	$33.03

Net investment income(1)	0.44

Net realized and unrealized gains (losses) from investment activities	(3.00)

Net increase (decrease) from operations	(2.56)

Dividends from net investment income	(0.95)

Net asset value, end of period	$29.52

Total investment return(2)	(7.91)%

Ratios/supplemental data:
Net assets, end of period (000’s)	$51,181

Expenses to average net assets, net of fee waivers by advisor	0.58	%(3)

Expenses to average net assets, before fee waivers by advisor	0.60	%(3)

Net investment income to average net assets	2.72	%(3)

Portfolio turnover	47%

(1)	Calculated using the average shares method.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(3)	Annualized.
(4)	During the year ended August 31, 2003, UBS Global Asset Management (US) Inc. did not waive any advisory and administration fees. UBS Global Asset Management (US) Inc. served as advisor to the Fund until April 1, 2006.

See accompanying notes to financial statements

Class Y

For the years ended August 31,

2007	2006	2005	2004	2003

$30.39	$29.02	$26.19	$23.33	$21.07

0.79	0.67	0.61	0.39	0.25

2.66	1.40	2.83	2.76	2.13

3.45	2.07	3.44	3.15	2.38

(0.81)	(0.70)	(0.61)	(0.29)	(0.12)

$33.03	$30.39	$29.02	$26.19	$23.33

11.42%	7.22%	13.22%	13.58%	11.39%

$59,330	$116,888	$122,743	$123,727	$137,401

0.55%	0.55%	0.55%	0.58%	0.63	%(4)

0.57%	0.57%	0.58%	0.60%	0.63	%(4)

2.48%	2.27%	2.21%	1.53%	1.19%

85%	82%	67%	128%	2%

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS U.S. Allocation Fund (the “Fund”) is a series of UBS Investment Trust (the “Trust”) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was organized on March 28, 1991, as a business trust under the laws of the Commonwealth of Massachusetts and currently has one operating series.

Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

As of October 1, 2007, new or additional investments into Class B shares, including investments through an automatic investment plan, are not permitted. Existing shareholders of Class B shares may: (i) continue as Class B shareholders; (ii) continue to reinvest dividends and distributions into Class B shares; and (iii) exchange their Class B shares for Class B shares of other series of the UBS Family of Funds, as permitted by existing exchange privileges. For Class B shares outstanding on October 1, 2007 and Class B shares acquired upon reinvestment of dividends or distributions or through exchanges, all Class B share attributes, including the associated Rule 12b-1 service plan and distribution fees, contingent deferred sales charges and conversion features will continue.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date (“ex-date”). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Futures contracts—Upon entering into a financial futures contract, the Fund is required to deliver to a broker an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund was unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses and would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a separate account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortion. The separate account for margin will be maintained at the futures counterparty and may be subject to risks or delays if the counterparty becomes insolvent.

Credit default swap agreements—Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or a credit event. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no default or credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract and the counterparty will lose its periodic stream of payments over the term of the contract. However, if a default or credit event occurs, the Fund typically pays full notional value for a reference obligation that may have little or not value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk and credit risk.

At February 29, 2008, the Fund had outstanding credit default swap contracts with the following terms:

Credit default swaps(1)
			Rate type
						Upfront
Notional			Payments		Payments	payments
amount		Termination	made by		received by	received
(000)		dates	the Fund		the Fund	(made)	Value

USD	450	09/20/08	0.000	%(2)	6.000%	$0	$(5,230)

USD	750	09/20/08	0.000	(3)	8.000	0	(130,747)

USD	3,250	12/20/12	3.750		0.000 (4)	(139,479)	392,930

USD	4,850	06/20/12	0.000	(5)	1.200	296,313	(459,447)

USD	10,000	06/20/12	0.000	(4)	2.750	767,222	(1,199,801)

						$924,056	$(1,402,295)

USD	United States Dollar
(1)	Payments made or received are based on the notional amounts.
(2)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Countrywide Home Loans, Inc. bond, 6.00%, due 03/22/11.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Residential Capital LLC bond, 6.50%, due 04/17/13.
(4)	Payment to or from the counterparty will be made or received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the securities contained in the CDX North America High Yield Index.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the securities contained in the Loan CDX North America Index Series 8.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Investment advisor and administrator
The Board has approved an Investment Advisory and Administration Contract (“Advisory Contract”), under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS Global AM an investment advisory and administration fee, which is to be accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets up to $250 million and 0.45% thereafter.

UBS Global AM has agreed to permanently reduce its advisory and administration fee based on the Fund’s average daily net assets so that it is assessed as follows: $0 to $250 million - 0.50%; in excess of $250 million up to $500 million - 0.45%; in excess of $500 million up to $2 billion - 0.40%; and over $2 billion - 0.35%. Accordingly, for the six months ended February 29, 2008, UBS Global AM waived $50,837 in investment advisory and administration fees. At February 29, 2008, the Fund owed UBS Global AM $238,441 in investment advisory and administration fees. At February 29, 2008, UBS Global AM owed the Fund $5,637 for fee waivers under the above agreement.

For the six months ended February 29, 2008, the Fund paid $10,154 in brokerage commissions to UBS Securities LLC, an indirect wholly owned subsidiary of UBS AG, for transactions executed on behalf of the Fund.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended February 29, 2008, the Fund paid brokerage commissions to Morgan Stanley in the amount of $11,314. During the six months ended February 29, 2008, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $33,241,822. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Service and distribution plans
UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Fund’s shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM—US monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At February 29, 2008, the Fund owed UBS Global AM—US $229,478 for service and distribution fees.

UBS Global AM—US also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM—US has informed the Fund that for the six months ended February 29, 2008, it earned $41,673, $14,510, and $2,424 in initial sales and deferred sales charges on Class A, Class B and Class C shares, respectively.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Redemption fees
Effective March 1, 2007, thereisa redemption fee of 1.00% on any class of shares if an investor sells or exchanges shares less than 90 days after purchase, subject to certain exemptions as noted in the prospectus. For the six months ended February 29, 2008, the Fund received $4,497 in redemption fees.

Transfer agency related services fees
UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, provides certain services pursuant to a delegation of authority from PFPC Inc. (“PFPC”), the Fund’s transfer agent, and is compensated for these services by PFPC, not the Fund.

For the six months ended February 29, 2008, UBS Financial Services, Inc. received from PFPC, not the Fund, $169,604 of the total delegated services fees paid by the Fund to PFPC.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund may regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. For the six months ended February 29, 2008, UBS Securities LLC earned $53,929 in compensation as the Fund’s lending agent. At February 29, 2008, the Fund owed UBS Securities LLC $9,373 in compensation as the Fund’s lending agent.

At February 29, 2008, the Fund had securities on loan having a market value of $100,237,456. The custodian for the Fund held cash and cash

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

equivalents as collateral for securities loaned of $72,925,811. In addition, the Fund held US government and agency securities having an aggregate value of $36,321,534 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

$20,964	Federal Home Loan Bank	05/07/10	5.250%	$21,396,557

428	Federal National Mortgage Association	08/24/27	6.110	450,277

6,127	Federal National Mortgage Association	04/16/09	3.750	6,218,624

1,088	US Treasury Inflation Index Bonds	01/15/26	2.000	1,206,406

2,050	US Treasury Inflation Index Bonds	01/15/27	2.375	2,373,291

4,000	US Treasury Inflation Index Notes	01/15/17	2.375	4,676,379

				$36,321,534

Bank line of credit
The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest is charged to the Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. The Fund did not borrow under the Committed Credit Facility during the six months ended February 29, 2008.

Purchases and sales of securities
For the six months ended February 29, 2008 aggregate purchases and sales of portfolio securities, excluding short-term securities and US Government securities, were $223,448,079 and $291,661,975, respectively.

For the six months ended February 29, 2008, aggregate purchases and sales of US Government securities, excluding short-term securities, were $95,767,158 and $89,498,414, respectively.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended August 31, 2007 was as follows:

Distributions paid from:	2007

Ordinary Income	$17,416,660

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending August 31, 2008.

At August 31, 2007, the Fund had a net capital loss carryforward of $100,452,966. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire August 31, 2011. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. For the period ended August 31, 2007, the Fund utilized $67,309,715 of the capital loss carryforward to offset current year realized gains.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized appreciation of investments at February 29, 2008 were as follows:

Tax cost of investments	$725,655,172

Gross appreciation (investments having an excess of value over cost)	38,016,381

Gross depreciation (investments having an excess of cost over value)	(69,292,868)

Net unrealized depreciation of investments	$(31,276,487)

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” The implementation of FIN 48 resulted in no material liabilities for unrecognized tax benefits and no material change to the beginning net asset value of the Fund.

As of and during the period ended February 29, 2008, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the three year period ended August 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities. The adoption of FIN 48 had no impact on the operations of the Fund for the period ended February 29, 2008.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Class A		Class B
For the six months ended
February 29, 2008:	Shares	Amount	Shares	Amount

Shares sold	145,372	$4,604,427	405	$12,820

Shares repurchased	(1,437,029)	(45,645,131)	(65,911)	(2,068,209)

Shares converted from
Class B to Class A	350,076	11,343,486	(355,557)	(11,343,486)

Dividends reinvested	327,307	10,202,147	5,463	169,430

Net decrease	(614,274)	$(19,495,071)	(415,600)	$(13,229,445)

For the year ended
August 31, 2007:

Shares sold	336,576	$10,727,532	15,262	$475,908

Shares repurchased	(3,875,111)	(124,115,373)	(404,788)	(12,574,484)

Shares converted from
Class B to Class A	1,364,379	43,544,750	(1,391,160)	(43,544,750)

Dividends reinvested	310,647	9,791,587	20,755	644,436

Net decrease	(1,863,509)	$(60,051,504)	(1,759,931)	$(54,998,890)

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

	Class C		Class Y
For the six months ended
February 29, 2008:	Shares	Amount	Shares	Amount

Shares sold	32,466	$1,010,214	49,890	$1,544,212

Shares repurchased	(643,968)	(19,991,797)	(161,540)	(5,123,367)

Dividends reinvested	107,102	3,281,599	48,902	1,543,833

Net decrease	(504,400)	$(15,699,984)	(62,748)	$(2,035,322)

For the year ended
August 31, 2007:

Shares sold	83,181	$2,587,025	97,792	$3,187,614

Shares repurchased	(1,462,509)	(45,791,461)	(2,238,875)	(71,674,800)

Dividends reinvested	101,308	3,137,517	91,737	2,928,243

Net decrease	(1,278,020)	$(40,066,919)	(2,049,346)	$(65,558,943)

UBS U.S. Allocation Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper
Vice President and Secretary

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2008 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 9, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 9, 2008